Annual Fund Operating Expenses - Retail - Vanguard LifeStrategy Income Fund - Investor Shares	Feb. 25, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.11%